Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
Note 5. Cash and Cash Equivalents
Includes cash on hand and in bank deposits and cash equivalents, which are short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period as shown in the consolidated statements of financial position and cash flows is comprised of the following:

	December 31, 2019		December 31, 2018
Cash and bank balances	Ps.	31,905	Ps.	31,768
Cash equivalents (see Note 3.5)		33,657		30,279

	Ps.	65,562	Ps.	62,047